Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Outstanding Balances with Related Parties [Abstract]
Purchases of goods and services	$ 0	$ (56,135)
Other Related Parties [Member]
Transactions with Related Parties [Abstract]
Purchases of goods and services	(203,000)	(213,000)
Outstanding Balances with Related Parties [Abstract]
Purchases of goods and services	$ (56,000)	$ (53,000)